JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Apartments — 25.3%
Agree Realty Corp., REIT	82,858	5,597,887
American Campus Communities, Inc., REIT	167,237	8,652,842
American Homes 4 Rent, Class A, REIT	348,628	13,976,497
Apartment Income REIT Corp., REIT	188,704	9,578,615
Apartment Investment and Management Co., Class A, REIT*	179,924	1,333,237
AvalonBay Communities, Inc., REIT	167,849	40,094,091
Camden Property Trust, REIT	120,911	19,975,706
Centerspace, REIT	16,886	1,725,580
Equity LifeStyle Properties, Inc., REIT	209,878	17,063,081
Equity Residential, REIT	427,667	36,484,272
Essential Properties Realty Trust, Inc., REIT	142,171	3,842,882
Essex Property Trust, Inc., REIT	78,187	26,539,795
Four Corners Property Trust, Inc., REIT	91,615	2,475,437
Getty Realty Corp., REIT	45,710	1,395,526
Independence Realty Trust, Inc., REIT(a)	126,365	3,095,943
Invitation Homes, Inc., REIT	693,057	28,027,225
Mid-America Apartment Communities, Inc., REIT	139,481	28,767,956
National Retail Properties, Inc., REIT	211,106	9,309,775
NETSTREIT Corp., REIT	47,520	1,014,077
NexPoint Residential Trust, Inc., REIT	27,212	2,029,471
Realty Income Corp., REIT(a)	662,472	44,995,098
Spirit Realty Capital, Inc., REIT	143,185	6,380,324
STORE Capital Corp., REIT	293,962	9,683,108
Sun Communities, Inc., REIT	139,342	26,277,114
UDR, Inc., REIT	356,871	20,245,292

		368,560,831

Diversified — 19.5%
Alexander & Baldwin, Inc., REIT	87,182	1,920,619
American Finance Trust, Inc., REIT	141,646	1,124,669
Armada Hoffler Properties, Inc., REIT	73,322	1,022,842
Broadstone Net Lease, Inc., REIT	190,950	4,773,750
CorePoint Lodging, Inc., REIT*	49,202	759,187
CoreSite Realty Corp., REIT	53,146	9,090,623
CyrusOne, Inc., REIT	149,097	13,272,615
Digital Realty Trust, Inc., REIT	339,737	56,987,484
DigitalBridge Group, Inc., REIT*	592,013	4,712,424
Duke Realty Corp., REIT	454,845	26,531,109
EPR Properties, REIT(a)	89,933	4,147,710
Equinix, Inc., REIT	107,897	87,633,943
Gaming and Leisure Properties, Inc., REIT	267,597	12,073,977
GEO Group, Inc. (The), REIT(a)	147,337	1,237,631
Gladstone Commercial Corp., REIT	44,182	981,724
Gladstone Land Corp., REIT	35,778	1,022,177
Global Net Lease, Inc., REIT	120,574	1,712,151
iStar, Inc., REIT(a)	86,188	2,097,816
Lexington Realty Trust, REIT(a)	333,822	5,024,021
One Liberty Properties, Inc., REIT(a)	20,017	651,153
PS Business Parks, Inc., REIT	24,835	4,351,092

Investments	Shares	Value ($)
Safehold, Inc., REIT	19,235	1,376,072
UMH Properties, Inc., REIT	57,027	1,316,183
VICI Properties, Inc., REIT(a)	738,095	20,076,184
Washington, REIT	101,714	2,563,193
WP Carey, Inc., REIT	222,346	16,976,117

		283,436,466

Health Care — 9.6%
CareTrust REIT, Inc., REIT	116,659	2,357,678
Community Healthcare Trust, Inc., REIT	28,216	1,214,135
Diversified Healthcare Trust, REIT	286,574	799,542
Global Medical REIT, Inc., REIT	73,317	1,198,000
Healthcare Realty Trust, Inc., REIT	174,961	5,479,779
Healthcare Trust of America, Inc., Class A, REIT	263,104	8,935,012
Healthpeak Properties, Inc., REIT	647,957	21,291,867
LTC Properties, Inc., REIT(a)	47,333	1,503,296
Medical Properties Trust, Inc., REIT	716,159	15,247,025
National Health Investors, Inc., REIT	52,364	2,735,495
Omega Healthcare Investors, Inc., REIT	287,176	8,023,697
Physicians Realty Trust, REIT	261,369	4,660,209
Sabra Health Care REIT, Inc., REIT	265,477	3,432,618
Universal Health Realty Income Trust, REIT	16,569	922,396
Ventas, Inc., REIT	473,039	22,194,990
Welltower, Inc., REIT	508,012	40,447,915

		140,443,654

Hotels — 3.5%
Apple Hospitality REIT, Inc., REIT	260,790	3,917,066
Chatham Lodging Trust, REIT*	58,683	698,915
DiamondRock Hospitality Co., REIT*	253,213	2,205,485
Host Hotels & Resorts, Inc., REIT*	858,351	13,476,111
MGM Growth Properties LLC, Class A, REIT	188,330	6,894,761
Park Hotels & Resorts, Inc., REIT*	284,312	4,730,952
Pebblebrook Hotel Trust, REIT	157,953	3,309,115
RLJ Lodging Trust, REIT	200,309	2,521,890
Ryman Hospitality Properties, Inc., REIT*	62,890	4,867,686
Service Properties Trust, REIT	198,191	1,686,605
Summit Hotel Properties, Inc., REIT*	127,973	1,145,358
Sunstone Hotel Investors, Inc., REIT*	263,334	2,862,441
Xenia Hotels & Resorts, Inc., REIT*	137,303	2,151,538

		50,467,923

Industrial — 13.9%
Americold Realty Trust, REIT	313,876	10,244,913
EastGroup Properties, Inc., REIT	48,578	9,895,339
First Industrial Realty Trust, Inc., REIT	155,245	9,378,350
Industrial Logistics Properties Trust, REIT	78,518	1,739,959
Innovative Industrial Properties, Inc., REIT(a)	28,769	7,388,742
Monmouth Real Estate Investment Corp., REIT	112,271	2,331,869
Plymouth Industrial REIT, Inc., REIT	36,415	1,083,346
Prologis, Inc., REIT	888,735	133,976,801
Rexford Industrial Realty, Inc., REIT	165,593	11,604,757
STAG Industrial, Inc., REIT	194,808	8,489,733

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Terreno Realty Corp., REIT	84,781	6,456,073

		202,589,882

Office — 9.0%
Alexandria Real Estate Equities, Inc., REIT	174,015	34,815,181
American Assets Trust, Inc., REIT	61,796	2,125,782
Boston Properties, Inc., REIT	178,364	19,234,774
Brandywine Realty Trust, REIT	205,457	2,640,122
City Office REIT, Inc., REIT	52,382	873,732
Columbia Property Trust, Inc., REIT	138,142	2,652,326
Corporate Office Properties Trust, REIT	135,049	3,465,357
Cousins Properties, Inc., REIT(a)	178,753	6,749,713
Douglas Emmett, Inc., REIT	210,955	6,912,995
Easterly Government Properties, Inc., REIT	108,492	2,275,077
Empire State Realty Trust, Inc., Class A, REIT	176,186	1,601,531
Equity Commonwealth, REIT*	146,602	3,731,021
Franklin Street Properties Corp., REIT	122,654	706,487
Highwoods Properties, Inc., REIT	125,283	5,412,226
Hudson Pacific Properties, Inc., REIT(a)	183,309	4,461,741
JBG SMITH Properties, REIT	142,761	3,967,328
Kilroy Realty Corp., REIT	126,001	8,130,845
Mack-Cali Realty Corp., REIT*	87,468	1,461,590
Office Properties Income Trust, REIT	58,105	1,378,832
Orion Office REIT, Inc., REIT*	66,249	1,177,245
Paramount Group, Inc., REIT	210,588	1,676,281
Piedmont Office Realty Trust, Inc., Class A, REIT	149,236	2,593,722
SL Green Realty Corp., REIT(a)	80,736	5,605,501
Vornado Realty Trust, REIT(a)	195,751	7,857,445

		131,506,854

Regional Malls — 4.6%
Macerich Co. (The), REIT(a)	256,085	4,829,763
Simon Property Group, Inc., REIT	395,063	60,381,429
Tanger Factory Outlet Centers, Inc., REIT	124,976	2,475,775

		67,686,967

Shopping Centers — 4.6%
Acadia Realty Trust, REIT	106,313	2,146,460
Alexander’s, Inc., REIT	2,764	706,451
Brixmor Property Group, Inc., REIT	357,034	8,118,953
Federal Realty Investment Trust, REIT	84,142	10,321,699
Kimco Realty Corp., REIT	699,981	15,693,574
Kite Realty Group Trust, REIT	262,474	5,280,977
Phillips Edison & Co., Inc., REIT	23,567	739,297
Regency Centers Corp., REIT	183,801	12,744,761
Retail Opportunity Investments Corp., REIT	145,981	2,563,426
RPT Realty, REIT	97,587	1,241,307
Saul Centers, Inc., REIT	17,021	837,944
Seritage Growth Properties, Class A, REIT*(a)	47,207	679,309
SITE Centers Corp., REIT	202,973	3,056,773
Urban Edge Properties, REIT(a)	140,821	2,426,346
Urstadt Biddle Properties, Inc., Class A, REIT	36,188	683,229

		67,240,506

Investments	Shares	Value ($)
Storage — 9.7%
CubeSmart, REIT	242,572	13,079,482
Extra Space Storage, Inc., REIT	160,867	32,173,400
Iron Mountain, Inc., REIT(a)	347,995	15,812,893
Life Storage, Inc., REIT	94,152	12,441,245
National Storage Affiliates Trust, REIT	101,251	6,214,787
Public Storage, REIT	189,593	62,068,956

		141,790,763

TOTAL COMMON STOCKS (Cost $1,330,656,037)		1,453,723,846

SHORT-TERM INVESTMENTS — 4.1%
INVESTMENT COMPANIES — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $10,785,069)	10,785,069	10,785,069

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10%(b)(c)	42,797,172	42,792,892
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	5,415,644	5,415,644

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $48,212,515)		48,208,536

TOTAL SHORT-TERM INVESTMENTS (COST $58,997,584)		58,993,605

Total Investments — 103.8% (Cost $1,389,653,621)		1,512,717,451
Liabilities in Excess of Other Assets — (3.8)%		(55,018,207)

Net Assets — 100.0%		1,457,699,244

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 is $45,870,704.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2021.
*	Non-income producing security.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	84	12/2021	USD	3,484,320	91,077

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,512,717,451	$—	$—	$1,512,717,451

Appreciation in Other Financial Instruments
Futures Contracts(a)	$91,077	$—	$—	$91,077

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10%(a)(b)	$36,809,152	$245,000,000	$239,000,000	$(12,280)	$(3,980)	$42,792,892	42,797,172	$40,765	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	43,009,096	32,224,027	—	—	10,785,069	10,785,069	1,042	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	3,725,951	106,534,522	104,844,829	—	—	5,415,644	5,415,644	1,456	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	9,743,503	18,745,011	28,488,514	—	—	—	—	275	—

Total	$50,278,606	$413,288,629	$404,557,370	$(12,280)	$(3,980)	$58,993,605		$43,538	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.